Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Assets [Abstract]
Contracted concessional assets	$ 8,736,368	$ 9,084,270
Investments carried under the equity method	53,002	55,784
Current financial investments	215,148	210,138
Cash and cash equivalents (project companies)	657,212	669,387	$ 614,312	$ 594,811
Total assets	10,157,276	10,492,339
Liabilities [Abstract]
Long-term and short-term project debt	5,218,820	5,475,208
Grants and other liabilities	1,662,379	1,636,060
Long-term and short-term corporate debt	639,041	643,083
Total liabilities	8,293,042	8,596,886
Equity	1,864,234	1,895,453	$ 2,013,130	$ 1,959,111
Total liabilities and equity	10,157,276	10,492,339
North America [Member]
Assets [Abstract]
Contracted concessional assets	3,600,231	3,770,169
Investments carried under the equity method	0	0
Current financial investments	118,344	116,451
Cash and cash equivalents (project companies)	161,906	149,236
Total assets	3,880,481	4,035,856
Liabilities [Abstract]
Long-term and short-term project debt	1,755,091	1,821,102
Grants and other liabilities	1,564,805	1,593,048
Total liabilities	3,319,896	3,414,150
South America [Member]
Assets [Abstract]
Contracted concessional assets	1,091,274	1,100,778
Investments carried under the equity method	0	0
Current financial investments	62,020	59,831
Cash and cash equivalents (project companies)	41,920	42,548
Total assets	1,195,214	1,203,157
Liabilities [Abstract]
Long-term and short-term project debt	860,051	876,063
Grants and other liabilities	5,194	810
Total liabilities	865,245	876,873
EMEA [Member]
Assets [Abstract]
Contracted concessional assets	4,044,863	4,213,323
Investments carried under the equity method	53,002	55,784
Current financial investments	34,014	31,263
Cash and cash equivalents (project companies)	301,115	329,078
Total assets	4,432,994	4,629,448
Liabilities [Abstract]
Long-term and short-term project debt	2,603,678	2,778,043
Grants and other liabilities	92,380	42,202
Total liabilities	2,696,058	2,820,245
Allocated [Member]
Assets [Abstract]
Contracted concessional assets	8,736,368	9,084,270
Investments carried under the equity method	53,002	55,784
Current financial investments	214,378	207,545
Cash and cash equivalents (project companies)	504,941	520,862
Total assets	9,508,689	9,868,461
Liabilities [Abstract]
Long-term and short-term project debt	5,218,820	5,475,208
Grants and other liabilities	1,662,379	1,636,060
Total liabilities	6,881,199	7,111,268
Unallocated [Member]
Assets [Abstract]
Other non-current assets	216,771	210,378
Other current assets (including cash and cash equivalents at holding company level)	431,816	413,500
Total assets	648,587	623,878
Liabilities [Abstract]
Long-term and short-term corporate debt	639,041	643,083
Other non-current liabilities	591,456	657,345
Other current liabilities	181,346	185,190
Total liabilities	1,411,843	1,485,618
Equity	1,864,234	1,895,453
Total liabilities and equity	$ 3,276,077	$ 3,381,071